Income statement analysis	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Income statement analysis
Income statement analysis

			$ million
	2018	2017	2016
Interest and other income
Interest income from
Financial assets measured at amortized cost	421	288	183
Financial assets measured at fair value through profit or loss	39	—	—
Other income	313	369	323
	773	657	506
Currency exchange losses charged to the income statement[a]	368	83	698
Expenditure on research and development	429	391	400
Finance costs
Interest payable on liabilities measured at amortized cost	2,198	1,718	1,221
Capitalized at 3.56% (2017 2.25% and 2016 1.81%)[b]	(419)	(297)	(244)
Unwinding of discount on provisions	210	150	310
Unwinding of discount on other payables measured at amortized cost	539	503	388
	2,528	2,074	1,675

[a]	Excludes exchange gains and losses arising on financial instruments measured at fair value through profit or loss.

[b]	Tax relief on capitalized interest is approximately $55 million (2017 $64 million and 2016 $56 million).